Gain (Loss) on Sales and Write-Down of Vessels (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Mar. 31, 2020 vessel
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19)		$ 0	$ 11,515	$ 28,518
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ (51,000)	13,564	$ (54,653)
Partnership recognized a loss			(14,300)
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		7		4
Asset Impairment Charges		$ (51,000)	$ 0	$ (33,000)
Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19)	$ 11,500
Number of vessels | vessel			1	1
Asset Impairment Charges		$ 0	$ (785)	$ (13,000)
African Spirit
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19)				12,800
Asset Impairment Charges				(3,900)
European Spirit
Property, Plant and Equipment [Line Items]
Proceeds from sales of vessels (note 19)				15,700
Asset Impairment Charges				(4,000)
Liquefied Petroleum Gas Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		30
Asset Impairment Charges		$ 0	0	(790)
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ (51,000)	0	(33,790)
Liquefied natural gas segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		47
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 0	14,349	0
Partnership recognized a loss		0	(14,349)	$ 0
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				2
Asset Impairment Charges		$ 0	0	$ (7,863)
Conventional Tankers Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 0	$ (785)	$ (20,863)
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			2
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					7